STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - shares		12 Months Ended
	Mar. 08, 2021	Dec. 31, 2021
Sale of units (in shares)	22,000,000	24,300,287
Private Placement
Sale of Private Placement Warrants (in shares)		3,500,000